Condensed Statements of Cash Flows (Unaudited) (Parentheticals) - shares	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement of Cash Flows [Abstract]
Redemption of common shares	26,068,281	26,068,281